The investment information is shown below: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Relevant investment information in SCP Trip
Capital stock		R$ 1,318
Interest		60.00%
Total equity		R$ 1,359
Adjusted equity		815
Net income for the year		(732)
Net income for the year attributable to the company’s interest		R$ (439)